Loss Per Share	12 Months Ended
Aug. 31, 2017
Fair Value Disclosures [Abstract]
Loss Per Share

The Company calculates the basic and diluted loss per common share using the weighted average number of common shares outstanding during each period. To compute diluted earnings per share, the average number of shares outstanding is adjusted for the number of potentially dilutive shares.

	Years ended AUGUST 31,
	2017	2016

Issued shares beginning of year	22,392,729	356,400
Weighted average issuances	608,854,246	22,036,329
Basic weighted average common shares, end of year	631,246,975	22,392,729